Document and Entity Information	Nov. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 20, 2023
Entity File Number	001-34079
Entity Registrant Name	Ocuphire Pharma, Inc.
Entity Central Index Key	0001228627
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-3516358
Entity Address, Address Line One	37000 Grand River Avenue, Suite 120
Entity Address, City or Town	Farmington Hills
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48335
City Area Code	248
Local Phone Number	957-9024
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	OCUP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false